Document and Entity Information	Sep. 02, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity File Number	001-12658
Entity Registrant Name	ALBEMARLE CORPORATION
Entity Central Index Key	0000915913
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1692118
Entity Address, Address Line One	4250 Congress Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28209
City Area Code	980
Local Phone Number	299-5700
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	ALB
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/20th interest in a share of 7.25% Series A Mandatory Convertible Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/20th interest in a share of 7.25% Series A Mandatory Convertible Preferred Stock
Trading Symbol	ALB PR A
Security Exchange Name	NYSE